LEASES - Schedule of Composition of Lease Cost (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 131	$ 176	$ 301	$ 332
Short-term lease cost	62	81	181	229
Variable lease cost	34	47	84	76
Sublease income	(8)	(9)	(7)	(7)
Total lease cost	$ 219	$ 295	$ 559	$ 630